Warrants (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Jun. 03, 2025
Warrants [Line Items]
Warrants outstanding	9,264,706
Warrants exercisable term	5 years	5 years
Minimum prior written notice days	30 days
Trading day period	10 days
Price per share (in Dollars per share)	$ 9.78
Number of warrant purchase	1
Simulation years	7 years
Percenatge of risk-free rate	3.93%
Percenatge of estimated implied volatility	1.94%
Percenatge of market adjustment	29.52%
Warrant [Member]
Warrants [Line Items]
Warrants exercise price per share (in Dollars per share)	$ 0.01
Public Warrant [Member]
Warrants [Line Items]
Warrants outstanding	7,500,000
TGE SPAAC [Member]
Warrants [Line Items]
Warrants outstanding	7,500,000
TGE SPAAC [Member]
Warrants [Line Items]
Warrants outstanding	16,220,000
TGE SPAAC [Member] | Warrant [Member]
Warrants [Line Items]
Sale of Stock, Description of Transaction	Each Unit consists of one Class A ordinary share of TGE SPAC and one-half of one redeemable warrant
Minimum [Member]
Warrants [Line Items]
Trading day period	20 days
Maximum [Member]
Warrants [Line Items]
Trading day period	30 days
Class A ordinary share [Member]
Warrants [Line Items]
Warrants exercise price per share (in Dollars per share)	$ 11.5
Class A ordinary share [Member] | Warrant [Member]
Warrants [Line Items]
Redemption of warrants, per price (in Dollars per share)	18
Closing price (in Dollars per share)	$ 18
IPO [Member]
Warrants [Line Items]
Initial public offering	15,000,000
Price per share (in Dollars per share)	$ 10
Gross proceeds (in Dollars)	$ 150
IPO [Member] | TGE SPAAC [Member]
Warrants [Line Items]
Initial public offering	15,000,000
Price per share (in Dollars per share)	$ 10
Gross proceeds (in Dollars)	$ 150
Sponsor Private Placement Warrant [Member]
Warrants [Line Items]
Sale of warrants	5,300,000
Sponsor Private Placement Warrant [Member] | Warrant [Member]
Warrants [Line Items]
Warrants exercise price per share (in Dollars per share)	$ 0.5
Sale of warrants	5,300,000
Underwriter Private Placement Warrants [Member]
Warrants [Line Items]
Sale of warrants	1,764,706
Underwriter Private Placement Warrants [Member] | Warrant [Member]
Warrants [Line Items]
Warrants exercise price per share (in Dollars per share)	$ 0.85
Sale of warrants	1,764,706